[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Select Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                JANUARY 24, 2000
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.

SELECT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of large companies that they believe will increase in value over time. Eighty percent of Select's assets must be invested in securities of companies that pay regular dividends, have committed to pay dividends, or otherwise produce income. This reflects the fund managers' strategy to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce. The remaining 20% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Select essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options.
    "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested.
    Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Select's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Select can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Select                                        American Century Investments

    In summary, Select is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Select's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns

             1999       1998     1997     1996     1995      1994     1993     1992     1991     1990
Select      22.23%     35.65%   32.19%   19.22%   22.67%    -8.04%   14.67%   -4.45%   31.58%   -0.41%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                  Lowest
---------------------------------------------------------------------------
Select                    22.30% (4Q 1998)        -13.12% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                   1 YEAR           5 YEARS         10 YEARS        LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Select             22.23%           26.22%           15.51%            17.90%
S&P 500 Index      21.04%           28.56%           18.21%            13.98%

     (1) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

      Management Fee                                    1.00%
      Distribution and Service (12b-1) Fees             None
      Other Expenses                                    0.00%(1)
      Total Annual Fund Operating Expenses              1.00%

      (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years
              $102               $318             $551              $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Select team:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined
    American Century in 1981. He also is the Chief Investment Officer--U.S.
    Growth Equities and as such oversees the investment discipline used for
    Select and

Select                                                            Fund Profile

    six other growth funds. He has a bachelor's degree in finance from Arizona
    State University.

    KEN H. CRAWFORD, Portfolio Manager, has been a member of the team that manages Select since June 1999. He joined American Century in June 1995 as an Investment Analyst and was promoted to Portfolio Manager in June 1999.
    From June 1995 to December 1997 he served as an Investment Analyst on the
    Select team and from December 1997 to June 1999 on the Growth team. Before joining American Century, he was an Investment Analyst for Texas Commerce
    Bank. He has a bachelor's degree in economics and a master's degree in finance from the University of Wisconsin.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *   Complete and return an application along with an investment check payable to American Century Investments

    *   If you already have an American Century account, call us or access our
        Web site to exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions

    * wire and electronic funds transfers

    * 24-hour Automated Information Line transactions

    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18988   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Growth Fund

  This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

  [photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                JANUARY 24, 2000
                                                                  INVESTOR CLASS

   You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.

GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for large company stocks that they believe will increase in value over time. They use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options.
    "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested.
    Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Growth                                        American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Growth's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns

           1999     1998     1997     1996     1995      1994     1993     1992     1991     1990
Growth    34.68%   36.77%   29.28%   15.01%   20.35%    -1.49%    3.76%   -4.29%   69.02%   -3.85%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                  Lowest
---------------------------------------------------------------------------
Growth                    28.45% (1Q 1991)        -19.44% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included for performance comparisons.

                              1 YEAR        5 YEARS      10 YEARS     LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Growth                        34.68%        26.92%        18.00%          19.57%
Russell 1000 Growth Index     33.16%        32.41%        20.32%          N/A(2)
S&P 500 Index                 21.04%        28.56%        18.21%          13.98%

    (1) Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

    (2) Benchmark began January 1, 1979.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                            1.00%
     Distribution and Service (12b-1) Fees                     None
     Other Expenses                                            0.00%(1)
     Total Annual Fund Operating Expenses                      1.00%

     (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
         0.005% for the most recent fiscal year.

         EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year         3 years          5 years        10 years
              $102            $318             $551          $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Growth team:

    C. KIM GOODWIN, Senior Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in
    October 1997. Before joining American Century, she served as Senior

Growth                                                              Fund Profile

    Vice President and Portfolio Manager at Putnam Investments from May 1996 to
    September 1997 and Vice President and Portfolio Manager at Prudential
    Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

    GREGORY J. WOODHAMS, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in
    September 1997 as an Investment Analyst. He was promoted to Portfolio
    Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce
    Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18989   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Heritage Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

HERITAGE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. Sixty percent of Heritage's assets must be invested in securities of companies that pay regular dividends, have committed to pay dividends, or otherwise produce income. This reflects the fund managers'
    strategy to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce. The remaining 40% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

    The fund managers use a growth investment strategy developed by American
    Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace.
    Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Heritage essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund can purchase securities of any size company, the fund managers will tend to invest in medium- and smaller-sized companies with smaller share trading volume.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * In times of rapid market expansion, the fund's holdings in dividend-paying stocks may dampen its performance.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Heritage can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less

Heritage                                         American Century Investments

    stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
    U.S. stocks.

    In summary, Heritage is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Heritage's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns

                1999     1998     1997     1996     1995      1994     1993     1992     1991     1990
Heritage       51.28%   -0.15%   19.35%   15.31%   26.66%    -6.32%   20.43%   10.13%   35.98%   -9.16%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                      Highest                 Lowest
---------------------------------------------------------------------------
Heritage              40.37% (4Q 1999)        -21.16% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P MidCap 400, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons because it is viewed as a proxy for the mid-cap market. The companies comprising the index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                  1 YEAR         5 YEARS        10 YEARS          LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Heritage          51.28%          21.35%         14.98%               17.31%
S&P MidCap 400    14.72%          23.05%         17.32%               17.76%(2)

     (1) The inception date for Heritage is November 10, 1987.

     (2) Since November 30, 1987, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                             1.00%
     Distribution and Service (12b-1) Fees                      None
     Other Expenses                                             0.00%(1)
     Total Annual Fund Operating Expenses                       1.00%

     (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
         0.005% for the most recent fiscal year.

         EXAMPLE

         Assuming you . . .

         * invest $10,000 in the fund
         * redeem all of your shares at the end of the periods shown below
         * earn a 5% return each year
         * incur the same operating expenses as shown above

         . . . your cost of investing in the fund would be:

         1 year           3 years            5 years             10 years
          $102              $318               $551               $1,219

         Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant

Heritage                                                          Fund Profile

    portfolio managers and analysts working together to manage its mutual funds.
    Identified below are the portfolio managers for the Heritage team:

    HAROLD S. BRADLEY, Senior Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined
    American Century in 1988 and managed the global equity, futures and foreign exchange trading activities for American Century until he was promoted to
    Portfolio Manager. He has a bachelor of arts from Marquette University.

    LINDA K. PETERSON, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a Chartered
    Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Heritage for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18990   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Ultra(reg.sm) Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about thefund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

ULTRA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options.
    "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested.
    Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Ultra can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Ultra                                         American Century Investments

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Ultra's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

Calendar Year-By-Year Returns

           1999      1998     1997     1996     1995      1994     1993     1992     1991     1990
Ultra     41.46%    34.55%   23.13%   13.85%   37.68%    -3.62%   21.81%    1.27%   86.45%    9.36%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                  Lowest
---------------------------------------------------------------------------
Ultra                     40.75% (1Q 1991)        -16.16% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                      1 YEAR        5 YEARS       10 YEARS       LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

Ultra                  41.46%        29.70%         24.42%            19.94%
S&P 500 Index          21.04%        28.56%         18.21%            18.43%(2)

    (1) The inception date for Ultra is November 2, 1981.

    (2) Since October 31, 1981, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century funds

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                              1.00%
     Distribution and Service (12b-1) Fees                       None
     Other Expenses                                              0.00%(1)
     Total Annual Fund Operating Expenses                        1.00%

     (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
         0.005% for the most recent fiscal year.

      EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year          3 years         5 years         10 years
              $102             $318            $551           $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Ultra team:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined
    American Century as a Portfolio Manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from
    Arizona State University.

    JOHN R. SYKORA, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in May 1994 as an Investment Analyst and was promoted to Portfolio

Ultra                                                            Fund Profile

    Manager in August 1997. Before joining American Century, he served as a
    Financial Analyst for Business Men's Assurance Company of America, Kansas
    City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting and finance and an MBA in finance from Michigan State
    University. He is a Chartered Financial Analyst.

    BRUCE A. WIMBERLY, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. He has a bachelor of arts from
    Middlebury College and an MBA in finance from Kellogg Graduate School of
    Management, Northwestern University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

    ULTRA is a registered service mark of American Century Services Corporation

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18991   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg.sm)]
American Century

Tax-Managed Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000
                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

TAX-MANAGED VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Managed Value seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

    To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may sometimes be inconsistent with the fund's objective of long-term capital growth

    * The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

    * The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company's shares to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

    * The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gain distributions to the fund's shareholders.

    * When appropriate, the fund managers may seek to minimize taxable dividend income by investing in stocks with lower dividend yields.

    While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine the tax impact of the sale is outweighed by other factors. Such other factors may include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by shareholders could make it necessary for the fund to sell securities, potentially resulting in capital gains. Under certain circumstances, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the fund in lieu of cash, at the fund managers' discretion.

    Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a
    2.0% redemption fee to shares held for less than one year. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Tax-Managed Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices are generally rising.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Tax-Managed Value                             American Century Investments

    * While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains or a combination of the two.

    In summary, Tax-Managed Value is intended for investors who seek long-term capital growth on an after-tax basis and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD
    WITHIN ONE YEAR OF THEIR PURCHASE.

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

    SHAREHOLDER FEES
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

       Redemption Fee
          Shares held less than one year(1)              2.0%
          Shares held for one year or more               None

       (1) The fees withheld from redemption proceeds are paid to the fund.

    ANNUAL FUND OPERATING EXPENSES
    (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                 1.10%(1)
          Distribution and Service (12b-1) Fees          None
          Other Expenses                                 0.00%(2)
          Total Annual Fund Operating Expenses           1.10%

       (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

       (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel and interest, and are expected to be less than .005% of the fund's assets during the fund's first fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                        1 year                  3 years
                         $320                    $349

             You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                        1 year                  3 years
                         $112                    $349

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Tax-Managed Value team:

    MARK MALLON, Chief Investment Officer - Value and Quantitative Equities and
    Senior Vice President, joined American Century in April 1997. From August
    1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors and served as President and Chief Executive
    Officer of Federated Investment Counseling and Executive Vice President of
    Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a
    Chartered Financial Analyst.

Tax-Managed Value                                              Fund Profile

    CHARLES RITTER, Vice President and Portfolio Manager, joined American
    Century in December 1998. Before joining American Century, Mr. Ritter spent
    15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Managed Value for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

    IF YOU SELL YOUR SHARES OF TAX-MANAGED VALUE WITHIN ONE YEAR OF THEIR
    PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES
    SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Tax-Managed Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two.
    Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier  for you to manage your account, such as

    * telephone transactions
    * wire and electronic funds transfers
    * 24-hour Automated Information Line transactions
    * 24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-18992   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Vista Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

VISTA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Vista seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth.
    This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Vista essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options.
    "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of Vista's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Vista can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

Vista                                             American Century Investments

    In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Vista's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999     1998     1997     1996     1995      1994     1993     1992     1991     1990
Vista        119.11%  -14.25%   -8.68%    7.56%   46.13%     4.68%    5.45%   -2.13%   73.69%   -15.73%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Vista                     72.22% (4Q 1999)        -29.82% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Russell 2500 Growth
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                             1 YEAR            5 YEARS         10 YEARS             LIFE OF FUND(1)

AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

     Vista                   119.11%            21.93%           15.60%                 14.87%

     Russell 2500
       Growth Index           55.48%            23.10%           16.25%                  N/A(2)

        (1) The inception date for the fund is November 25, 1983.

        (2) Benchmark began January 1, 1986.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                              1.00%

          Distribution and Service (12b-1) Fees                       None

          Other Expenses                                              0.00%(1)

          Total Annual Fund Operating Expenses                        1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                 1 year           3 years         5 years           10 years

                 $102              $318            $551              $1,219

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR  AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Vista team:

Vista                                                            Fund Profile

    GLENN A. FOGLE, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in
    September 1990 as an Investment Analyst. He has a bachelor of arts and an
    MBA from Texas Christian University. He is a Chartered Financial Analyst.

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November
    1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Vista pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19003   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Balanced Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

BALANCED FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Balanced seeks long-term capital growth and current income by investing approximately 60% of the fund's assets in equity securities, while the remainder is invested in bonds and other fixed-income securities.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    With the equity portion of the Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States
    (measured by the value of their stock). These rankings are determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

    In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the ranking described earlier that they think will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the
    S&P 500 without taking on significant additional risk.

    The fixed-income portion of the fund's portfolio is invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income senior securities. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. The remaining portion may be invested in securities rated in the fourth and fifth highest categories.
    Under normal market conditions the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

    Additional information about Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * The value of Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued
    ability of the issuers of these securities to make payments of interest and principal as they become due.

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk is higher for Balanced than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other funds using different investment styles.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Balanced                                      American Century Investments

    * Although the fund managers invest the fund's assets primarily in U.S.
    stocks, Balanced can invest in securities of foreign companies and governments. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

    In summary, Balanced is intended for investors who want an investment that combines the potential for long-term capital growth with the income produced from a portfolio of intermediate-term fixed-income securities, and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Balanced's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999      1998      1997     1996     1995      1994     1993     1992     1991     1990
Balanced      10.10%    16.29%    16.93%   12.61%   21.37%    -0.07%    7.24%   -6.06%   46.86%    1.82%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Balanced                  15.95% (4Q 1991)        -11.22% (3Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The S&P 500 Index and the Lehman Aggregate Bond Index, unmanaged indices that reflect no operating costs, are blended as a benchmark for performance comparisons.

                                      1 YEAR            5 YEARS         10 YEARS       LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

               Balanced                10.10%           15.39%            11.90%          12.72%

               S&P 500                 21.04%           28.56%            18.21%          19.09%((3))

               Lehman Aggregate
                 Bond Index            -0.82%            7.73%             7.70%           8.06%(3)

               Blended Index(2)        12.30%           20.23%            14.00%          14.68%(3)

        (1) The inception date for Balanced is October 20, 1988.

        (2) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500 Index, which represents the equity portion of the fund, and 40% of the Blended
        Index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

        (3) Since October 31, 1988, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

Balanced                                                       Fund Profile

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                              1.00%

          Distribution and Service (12b-1) Fees                       None

          Other Expenses                                              0.00%(1)

          Total Annual Fund Operating Expenses                        1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years

              $102               $318             $551              $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Balanced team:

    JOHN SCHNIEDWIND, Senior Vice President and Group Leader --Quantitative
    Equity, has been a member of the team that manages Balanced since November
    1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an
    MBA in finance from the University of California. He is a Chartered
    Financial Analyst.

    JEFFREY R. TYLER, Senior Vice President and Portfolio Manager, has been a member of the team that manages Balanced since November 1998. He has been with American Century as a portfolio manager since January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a
    Chartered Financial Analyst.

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Balanced since June 1995. He joined American
    Century as an Investment Analyst in November 1990 and was promoted to
    Portfolio Manager in 1994. He has a bachelor of arts from the University of
    Delaware and an MPA from Syracuse University. He is a Chartered Financial
    Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Balanced since January 1999. He joined American Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an
    Assistant Vice President and Analyst at First Interstate Bank, Los Angeles,
    California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton
    University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Balanced                                          American Century Investments

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Balanced for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Balanced pays distributions of substantially all of its income quarterly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

Balanced                                                       Fund Profile

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19008   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

High-Yield Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

HIGH-YIELD FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers invest the fund's assets primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

    Under normal market conditions, the fund managers will maintain at least 80%
    of the fund's total assets in high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities.
    The fund managers buy securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

    Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to
    100% of its assets, in short-term money market instruments.

                       AUTHORIZED CREDIT QUALITY RANGES
       A-1               A-2      A-3
       P-1               P-2      P-3
     MIG-1             MIG-2    MIG-3
      SP-1              SP-2     SP-3
       AAA     AA          A      BBB      BB     B     CCC     CC     C     D
                             -------------------------------- [black bar]
------------------------------------------------------------------------------[gray bar]

[gray bar]  Denotes authorized quality

[black bar] Denotes expected quality range of at least 80%
of total assets of the fund

    Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    * The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower-quality bonds to default on its principal and interest obligations.

    * The market for lower-quality securities is generally less liquid than the market for higher-quality securities.

    * Adverse publicity and investor perceptions, as well as new or proposed laws, also may have a greater negative impact on the market for lower-quality securities.

    * High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

High-Yield                                       American Century Investments

    In summary, High-Yield is intended for investors who seek current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of High-Yield's
    Investor Class shares for each full calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
               1999     1998
High-Yield    5.86%    -1.25%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    High-Yield                4.86% (1Q 1998)         -7.18% (3Q 1998)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The DLJ High Yield Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                    1 YEAR              LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

          High-Yield                 5.86%                 2.80%

          DLJ High Yield Index       3.59%                 2.60%

        (1) The inception date for High-Yield is September 30, 1997.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

           Management Fee                                 0.90%

           Distribution and Service (12b-1) Fees          None

           Other Expenses                                 0.00%(1)

           Total Annual Fund Operating Expenses           0.90%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years

               $92               $286             $497               $1,104

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage its mutual funds. Identified below are the portfolio managers for the High-Yield team:

High-Yield                                                      Fund Profile

    NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined
    American Century as Vice President and Portfolio Manager in November 1989.
    In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and an MBA from Butler University.

    THERESA C. FENNELL, Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American
    Century in June 1997. Prior to joining American Century, she was an
    Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc.
    She has a bachelor's degree in economics from the University of Virginia.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    High-Yield pays distributions of substantially all of its income monthly.
    Distributions from realized capital gains are paid once a year, usually in
    December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19016   0001                       Funds Distributor, Inc., Distributors

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Limited-Term Bond Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

LIMITED-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Limited-Term Bond seeks income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, short-term corporate bonds and other debt securities.
    Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be five years or less.

    Additional information about Limited-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. This interest rate risk is higher for Limited-Term Bond than for funds that have shorter weighted average maturities, such as money market funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Limited-Term Bond is intended for investors who seek a competitive level of income with limited price volatility.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Limited-Term Bond's
    Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
                           1999         1998         1997        1996         1995
Limited-Term Bond          2.48%        6.30%        6.41%       4.42%       10.94%

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Limited-Term Bond         3.20% (2Q 1995)         0.20% (1Q 1996)

Limited-Term Bond                             American Century Investments

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Merrill Lynch 1- to
    5-Year Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                               1 YEAR           5 YEARS          LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

          Limited-Term Bond                     2.48%            6.07%              5.15%

          Merrill Lynch 1- to 5-Year
             Government/Corporate Index         2.19%            6.86%              5.77%

        (1) The inception date for Limited-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                            0.70%

          Distribution and Service (12b-1) Fees                     None

          Other Expenses                                            0.00%(1)

          Total Annual Fund Operating Expenses                      0.70%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years

              $71               $224              $389               $868

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Limited-Term Bond fund:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Limited-Term Bond since June 1995. He joined
    American Century as an Investment Analyst in 1990 and was promoted to
    Portfolio Manager in 1994. He has a bachelor of arts from the University of
    Delaware and an MPA from Syracuse University. He is a Chartered Financial
    Analyst.

    JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages
    Limited-Term Bond since January 1999. He joined American Century in February
    1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los
    Angeles from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount and an MBA in finance from Creighton
    University.

Limited-Term Bond                                              Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Limited-Term Bond for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Limited-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19017   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Intermediate-Term Bond Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

INTERMEDIATE-TERM BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Intermediate-Term Bond seeks a competitive level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers buy quality, short- to intermediate-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    The weighted average maturity of the fund is expected to be three to 10 years.

    Additional information about Intermediate-Term Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. This interest rate risk is higher for Intermediate-Term Bond than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Intermediate-Term Bond is intended for investors who seek a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Intermediate-Term
    Bond's Investor Class shares for each full calendar year since the fund's inception on March 1, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
                              1999       1998       1997       1996       1995
Intermediate-Term Bond       -0.63%     7.46%      8.20%      3.26%     15.12%

Intermediate-Term Bond                        American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Intermediate-Term Bond    4.77% (2Q 1995)         -1.38% (1Q 1996)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Lehman Intermediate
    Government/Corporate Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                                1 YEAR           5 YEARS             LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

          Intermediate-Term Bond                -0.63%            6.55%                  5.37%

          Lehman Intermediate
            Government/Corporate Index           0.39%            7.10%                  5.76%

        (1) The inception date for Intermediate-Term Bond is March 1, 1994.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                            0.75%

          Distribution and Service (12b-1) Fees                     None

          Other Expenses                                            0.00%(1)

          Total Annual Fund Operating Expenses                      0.75%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years

               $76               $239             $416               $928

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages Intermediate-Term Bond:

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Intermediate-Term Bond since June 1995. He joined
    American Century as an Investment Analyst in 1990 and was promoted to
    Portfolio Manager in 1994. He has a bachelor of arts from the University of
    Delaware and an MPA from Syracuse University. He is a Chartered Financial
    Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

Intermediate-Term Bond                                         Fund Profile

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Intermediate-Term Bond for shares in nearly 70 other mutual funds offered by American Century.
    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Intermediate-Term Bond pays distributions of substantially all of its income monthly. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19018   0001                      Funds Distributor, Inc., Distributor

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo (reg. sm)]
American
Century

Bond Fund

 This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the  fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                               JANUARY 24, 2000

                                                                 INVESTOR CLASS

 You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
  Investor Centers. See the back cover for additional telephone numbers and our address.

--------------------------------------------------------------------------------

BOND FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Bond seeks a high level of income from investments in corporate bonds and other debt obligations.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys quality, intermediate- and longer-term corporate bonds and other debt securities. Corporate bonds generally are issued by companies to finance existing operations or to expand their business. Under normal market conditions, the fund managers will invest most of the fund's assets in investment-grade securities. The remainder will be invested in short-term money market instruments.

    The fund managers actively manage the fund, adjusting its weighted average portfolio maturity in response to expected changes in interest rates. If interest rates are expected to rise, the weighted average maturity of the fund will be shortened to protect its net asset value from the effects of falling bond prices. If interest rates are expected to fall, the weighted average maturity will be increased to take advantage of potentially increasing bond prices.

    Although there is no weighted average maturity requirement for this fund, it will invest primarily in intermediate- and long-term bonds. It is anticipated that under normal market conditions, the weighted average maturity will be between eight and 20 years.

    Additional information about Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN  THE FUND?

    * When interest rates change, the fund's share value will be affected.
    Generally, when interest rates rise, the fund's share value will decline.
    The opposite is true when interest rates decline. The interest rate risk is higher for Bond than for funds that have shorter weighted average maturities, such as money market and short-term and intermediate-term bond funds.

    * The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). Although these securities are considered investment grade, the issuers are more likely to pose a credit risk, that is, to have problems making interest and principal payments than issuers of higher-rated securities.

    * As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    In summary, Bond is intended for investors who seek higher income than is generally provided by money market or short- and intermediate-term securities and who can accept the greater price volatility associated with longer-term bonds.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Bond's Investor
    Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]

   Calendar Year-By-Year Returns
            1999     1998    1997    1996     1995     1994     1993    1992     1991    1990
Bond        -2.07    6.56%   8.75%   2.43%   20.28%   -4.49%   10.15%   5.60%   17.50%   6.04%

Bond                                          American Century Investments

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest

    Bond                      7.08% (2Q 1995)         -3.58% (1Q 1990)

    The following table shows the average annual total returns of the fund's
    Investor Class shares for the periods indicated. The Lehman Aggregate Bond
    Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons. For current performance information, including yields, please call us or access our Web site.

                                    1 YEAR            5 YEARS         10 YEARS           LIFE OF FUND(1)

     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1999)

          Bond                      -2.07%             6.94%            6.83%               6.85%

          Lehman Aggregate
            Bond Index              -0.82%             7.73%            7.70%               7.76%(2)

        (1) The inception date for the fund is March 2, 1987.

        (2) Since February 28, 1987, the date nearest the fund's inception for which data are available.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

          Management Fee                                            0.80%

          Distribution and Service (12b-1) Fees                     None

          Other Expenses                                            0.00%(1)

          Total Annual Fund Operating Expenses                      0.80%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
        0.005% for the most recent fiscal year.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

             1 year            3 years          5 years            10 years

               $82               $255             $443               $987

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND  PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers for the Bond team:

    NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Bond since November 1989. He joined American
    Century as Vice President and Portfolio Manager in November 1989. In April
    1993, he became Senior Vice President. He has a bachelor of arts from
    Indiana University and an MBA from Butler University.

    JEFFREY L. HOUSTON, Vice President and Portfolio Manager, has been a member of the team that manages Bond since June 1995. He joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994.
    He has a bachelor of arts from the University of Delaware and an MPA from
    Syracuse University. He is a Chartered Financial Analyst.

Bond                                                              Fund Profile

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    * Complete and return an application along with an investment check payable to American Century Investments

    * If you already have an American Century account, call us or access our Web site to exchange shares from another American Century fund

    * Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional and
    Roth IRAs). If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Bond pays distributions of substantially all of its income monthly.
    Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.
    Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions

    *  wire and electronic funds transfers

    *  24-hour Automated Information Line transactions

    *  24-hour online Internet account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at   WWW.AMERICANCENTURY.COM

SH-PRF-19019   0001                      Funds Distributor, Inc., Distributor